14. DISCONTINUED OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue - Interior design business	$ 3,951,952	$ 2,131,793
General and administrative	412,723	414,867	125,022
Interest expense	1,472,017	782,809
Net (loss)/income	(14,389,137)	(8,815,350)	(285,585)
Interior design business
Revenue - Interior design business			264,625
Cost of services			(332,919)
Gross (loss)/profit			(68,294)
General and administrative	(24,826)	(42,681)	(120,345)
Operating (loss)/profit from discontinued operations before interest and benefit for income taxes	(24,826)	(42,681)	(188,639)
Interest income			318
Interest expense			(1,567)
Other income/(expense), net	5,656
(Loss)/Income from discontinued operations before benefit for income taxes	(19,170)	(42,681)	(189,888)
Net (loss)/income	(19,170)	(42,681)	(189,888)
Timeshare and health care provider business
Timeshare deed liquidation revenue			54,231
General and administrative	(5,863)		(24,906)
Operating (loss)/profit from discontinued operations before interest and benefit for income taxes	(5,863)		29,325
Other income/(expense), net	75,000	(4,283)
(Loss)/Income from discontinued operations before benefit for income taxes	69,138	(4,283)	29,325
Net (loss)/income	69,138	(4,283)	29,325
Total Discontinued Operations
Timeshare deed liquidation revenue			54,231
Revenue - Interior design business			264,625
Cost of services			(332,919)
Gross (loss)/profit			(68,294)
General and administrative	(30,688)	(42,681)	(145,251)
Operating (loss)/profit from discontinued operations before interest and benefit for income taxes	(30,688)	(42,681)	(159,314)
Interest income			318
Interest expense			(1,567)
Other income/(expense), net	80,656	(4,283)
(Loss)/Income from discontinued operations before benefit for income taxes	49,968	(46,964)	(160,563)
Net (loss)/income	$ 49,968	$ (46,964)	$ (160,563)